Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Financial Information of Joint Ventures

The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG BVBA, the Excalibur and Excelsior Joint Ventures and the BG Joint Venture. The results included were for the Excalibur and Excelsior Joint Ventures, the RasGas 3 Joint Venture, the Angola Joint Ventures, the Exmar LPG BVBA from February 2013, the Teekay LNG-Marubeni Joint Venture from February 2012, the BG Joint Venture from June 2014 and the Yamal LNG Joint Venture from July 2014.

	As at December 31,
	2014	2013
	$	$
Cash and restricted cash	287,207	234,677
Other assets – current	137,055	83,248
Vessels and equipment	2,259,175	2,015,297
Net investments in direct financing leases – non-current	1,873,803	1,907,458
Other assets – non-current	32,284	199,060

Current portion of long-term debt and obligations under capital lease	440,222	442,890
Other liabilities – current	125,787	138,449
Long-term debt and obligations under capital lease	2,373,700	2,657,270
Other liabilities – non-current	390,467	191,019

	Years ended December 31,
	2014	2013	2012
	$	$	$
Voyage revenues	640,105	625,414	412,974
Income from vessel operations	398,836	335,062	278,067
Realized and unrealized (loss) gain on derivative instruments	(52,938)	16,334	(39,428)
Net income	267,990	277,096	180,059